ALLIANCE PREMIER GROWTH FUND

SEMI-ANNUAL REPORT
MAY 31, 1997

ALLIANCE CAPITAL




LETTER TO SHAREHOLDERS                             ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

June 24, 1997

Dear Shareholder:

We are pleased to provide you with Alliance Premier Growth Fund investment results and market activity for the period ended May 31, 1997.

INVESTMENT RESULTS
The semi-annual reporting period for Alliance Premier Growth Fund ended on May 31, 1997. The Fund's performance numbers for the previous six and twelve month periods are shown together with index performance for the Fund's benchmarks, the S&P 500 Stock Index and the Russell 1000 Growth Stock Index. As you can see from the following table, your Fund's Class A shares outperformed both indices for both the six and twelve month periods.


INVESTMENT RESULTS*
Period Ended May 31, 1997

                                      TOTAL RETURN
                                  6 MONTHS      12 MONTHS
                                 ----------    -----------
ALLIANCE PREMIER GROWTH FUND
  Class A                          15.70%         29.61%
  Class B                          15.29%         28.74%
  Class C                          15.33%         28.76%

S&P 500 STOCK INDEX                13.18%         29.44%

RUSSELL 1000 GROWTH STOCK INDEX    12.70%         26.46%


* TOTAL RETURNS ARE BASED ON NET ASSET VALUE OF EACH CLASS OF SHARES AS OF MAY 31, 1997. TOTAL RETURN FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. THE UNMANAGED S&P 500 STOCK INDEX INCLUDES 500 U.S. STOCKS AND IS A COMMON MEASURE OF THE PERFORMANCE OF THE OVERALL U.S. STOCK MARKET. THE UNMANAGED RUSSELL 1000 GROWTH STOCK INDEX REPRESENTS THE PERFORMANCE OF 1000 OF THE LARGEST U.S. COMPANIES BY MARKET CAPITALIZATION. ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


ECONOMIC REVIEW
We have been consistently bullish over the last several years based on our belief that the broad economic framework provided an excellent backdrop for equity investing. The economy has found a steady balance with moderate growth and moderate inflation. At the same time, U.S. corporate earnings, based on worldwide technology leadership and the benefits of several years of cost cutting, have advanced and balance sheets are in excellent shape to promote further growth. As we look around the world, we also see that many U.S. companies are in a preeminent position to capitalize on global demand growth with large companies such as Coca-Cola, Intel, Merck, etc. deriving between 40-60% or more of their profits from overseas. This has led to an improved return on equity for the large U.S. growth companies from a historic range of 13-14% to the current level of about 20%.

Having said this, we recognize that equity prices have risen to new heights. Based on price earnings multiples experienced in the post World War II period, at 20x earnings, the market leaves little room for error. Judging by the same historic yardsticks, equities are probably 10% or more overvalued versus the bond equivalent. Even so, we are not inclined to move into the bearish camp. Rather, we would prefer to be thought of as cautious bulls. The fundamentals are clearly better today than they have been at any time over the last 50 years. The Cold War is over, and there is tremendous world momentum towards democratic/capitalist policies. This represents a great opportunity for well-run companies and enables governments to engineer middle of the road monetary, fiscal and political solutions.

FUND STRATEGY
Alliance Premier Growth Fund seeks long term growth by investing in many of the premier U.S. companies that have world leadership positions and are structured to participate in this good environment.

In seeking to achieve our goal, we have tried to keep our portfolio-weighted price earnings multiple reasonable by balancing our exposure to high technology on the one hand with an equal exposure to lower valued stocks in the financial area on the other.

Thus far in 1997, we have benefited from the general rising market and have suffered very few individual stock reverses. It is our expectation, however, that the market will become increasingly volatile in the months ahead and it will be incumbent on us to continue to take profits during bouts of euphoria and utilize periods of temporary


1



                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

weakness to capitalize on attractive price opportunities. Although it is over a half year since Alan Greenspan spoke about "irrational exuberance," we think it was a healthy warning and should not be forgotten by those of us managing money. We should remember there is always a difference between soundly based stock appreciation and that which is more speculative in nature.

We thank you for your continued interest and investment in the Alliance Premier Growth Fund and look forward to reporting our progress to you for the full year.

Sincerely,


John D. Carifa
Chairman and President


Alfred Harrison
Executive Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES                  ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

Alliance Premier Growth Fund is an open-end, diversified investment company that seeks long-term growth of capital by investing in the common stocks of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. Normally, about 40 companies will be represented in the portfolio, with the 25 most highly regarded of these usually constituting 70% of the Fund's net assets.


INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURNS AS OF MAY 31, 1997.

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      29.61%         24.12%
Since Inception*              20.70%         19.59%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      28.74%         24.74%
Since Inception*              19.98%         19.98%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      28.76%         27.76%
Since Inception*              21.76%         21.76%


Average annual total returns reflect reinvestment of dividends and/or capital gain distributions in additional shares, with and without the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 9/28/92, Class A and Class B; 5/3/93, Class C.


3



TEN LARGEST HOLDINGS
MAY 31, 1997 (UNAUDITED)                           ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

                                                                    PERCENT OF
COMPANY                                               VALUE         NET ASSETS
-------------------------------------------------------------------------------
Intel Corp. warrants, expiring 3/14/98            $ 59,805,000          6.7%
Philip Morris Cos., Inc.                            58,317,600          6.5
MBNA Corp.                                          46,920,262          5.3
UAL Corp.                                           44,233,800          5.0
Microsoft Corp.                                     39,332,800          4.4
Cisco Systems, Inc.                                 32,736,800          3.7
AirTouch Communications, Inc.                       31,877,850          3.6
Home Depot, Inc.                                    29,446,200          3.3
Merrill Lynch & Co., Inc.                           29,277,200          3.3
Morgan Stanley Group, Inc.                          28,073,250          3.1
                                                  $400,020,762         44.9%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
_______________________________________________________________________________

                                                                    SHARES
PURCHASES                                           BOUGHT     HOLDINGS 5/31/97
-------------------------------------------------------------------------------
Gillette Co.                                        118,700         118,700
Home Depot, Inc.                                    293,700         467,400
MBNA Corp.                                          788,400       1,385,100
Merck & Co., Inc.                                   141,900         301,200
Morgan Stanley Group, Inc.                          202,200         415,900
Nike, Inc.                                          254,800         254,800
Nokia Corp. (ADR)                                   362,300         362,300
Seagate Technology, Inc.                            367,200         367,200
Tyco International, Ltd.                            185,400         185,400
UAL Corp.                                           205,700         567,100


SALES                                                SOLD      HOLDINGS 5/31/97
-------------------------------------------------------------------------------
Amgen, Inc.                                         152,800          69,500
Boeing Co.                                           77,400              -0-
Campbell Soup Co.                                   109,400              -0-
Chrysler Corp.                                      625,000              -0-
General Motors Corp.                                184,500              -0-
Hewlett-Packard Co.                                 142,100              -0-
Intel Corp.                                          83,200              -0-
Norwest Corp.                                       221,200              -0-
PepsiCo, Inc.                                       177,900              -0-
Wal-Mart Stores, Inc.                               205,900          83,100


4



PORTFOLIO OF INVESTMENTS
MAY 31, 1997 (UNAUDITED)                           ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
COMMON STOCKS-97.1%
CONSUMER PRODUCTS & SERVICES-43.0%
AIRLINES-7.7%
KLM Royal Dutch Air                             184,782     $  5,427,971
Northwest Airlines Corp. Cl.A (a)               450,200       18,627,025
UAL Corp. (a)                                   567,100       44,233,800
                                                             ------------
                                                              68,288,796

APPAREL & TEXTILE-1.6%
Nike, Inc.                                      254,800       14,523,600

BIOTECHNOLOGY-0.5%
Amgen, Inc. (a)                                  69,500        4,647,813

BROADCASTING & CABLE-4.4%
AirTouch Communications, Inc. (a)             1,143,600       31,877,850
Cox Communications, Inc. Cl.A (a)               125,100        2,736,563
Tele-Communications - Liberty Media Group
  Series A (a)                                  215,375        4,697,867
                                                             ------------
                                                              39,312,280

COSMETICS-1.2%
Gillette Co.                                    118,700       10,549,462

DRUGS, HOSPITAL SUPPLIES &
  MEDICAL SERVICES-11.5%
Columbia/HCA Healthcare Corp.                   363,450       13,311,356
Johnson & Johnson                                77,000        4,610,375
Medtronic, Inc.                                 126,300        9,346,200
Merck & Co., Inc.                               301,200       27,070,350
Oxford Health Plans, Inc. (a)                    65,800        4,638,900
Pfizer, Inc.                                    266,400       27,405,900
United Healthcare Corp.                         282,800       15,978,200
                                                             ------------
                                                             102,361,281

ENTERTAINMENT & LEISURE-1.0%
Walt Disney Co.                                 114,400        9,366,500

FOOD, BEVERAGES & TOBACCO-7.6%
Coca-Cola Co.                                   132,200        9,022,650
Philip Morris Cos., Inc.                      1,325,400       58,317,600
                                                             ------------
                                                              67,340,250

RESTAURANTS & LODGING-0.5%
Marriot International, Inc.                      74,800        4,319,700

RETAILING-7.0%
Home Depot, Inc.                                467,400       29,446,200
Kohl's Corp. (a)                                185,200        9,977,650
Sears, Roebuck & Co.                            412,400       20,259,150
Wal-Mart Stores, Inc.                            83,100        2,472,225
                                                             ------------
                                                              62,155,225
                                                             ------------
                                                             382,864,907

TECHNOLOGY-29.9%
COMMUNICATIONS EQUIPMENT-6.9%
Ascend Communications, Inc. (a)                 125,000        6,968,750
Ericsson (L.M.) Telephone Co.
  Cl.B (ADR) (b)                                288,690       10,284,581
Lucent Technologies, Inc.                        46,500        2,958,562
Nokia Corp. (ADR) (c)                           362,300       23,911,800
WorldCom, Inc. (a)                              574,190       17,010,379
                                                             ------------
                                                              61,134,072


5



PORTFOLIO OF INVESTMENTS (CONTINUED)               ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
COMPUTER HARDWARE-5.5%
COMPAQ Computer Corp. (a)                       241,800     $ 26,174,850
Dell Computer Corp. (a)                         201,300       22,646,250
                                                             ------------
                                                              48,821,100

COMPUTER PERIPHERALS-1.7%
Seagate Technology, Inc. (a)                    367,200       14,917,500

COMPUTER SOFTWARE & SERVICES-5.4%
First Data Corp.                                222,400        8,896,000
Microsoft Corp. (a)                             317,200       39,332,800
                                                             ------------
                                                              48,228,800

NETWORK SOFTWARE-3.7%
Cisco Systems, Inc. (a)                         483,200       32,736,800

SEMI-CONDUCTORS & RELATED-6.7%
Intel Corp. warrants,
  expiring 3/14/98 (a)                          540,000       59,805,000
                                                             ------------
                                                             265,643,272

FINANCIAL SERVICES-20.4%
BANKING & CREDIT-9.1%
Citicorp                                        125,200       14,319,750
Household International, Inc.                   182,300       17,910,975
MBNA Corp.                                    1,385,100       46,920,262
United States Bancorp                            27,700        1,700,088
                                                             ------------
                                                              80,851,075

BROKERAGE & MONEY MANAGEMENT-6.4%
Merrill Lynch & Co., Inc.                       276,200       29,277,200
Morgan Stanley Group, Inc.                      415,900       28,073,250
                                                             ------------
                                                              57,350,450

INSURANCE-2.4%
American International Group, Inc.               79,350       10,742,006
MGIC Investment Corp.                            74,600        6,639,400
Progressive Corp.                                44,900        3,552,713
                                                             ------------
                                                              20,934,119

MORTGAGE BANKING-2.5%
Federal Home Loan Mortgage Corp.                315,000       10,395,000
Federal National Mortgage Assn.                 273,100       11,913,987
                                                             ------------
                                                              22,308,987
                                                             ------------
                                                             181,444,631

BASIC INDUSTRIES-2.0%
OIL & GAS-2.0%
Baker Hughes, Inc.                              108,700        4,076,250
British Petroleum Co. Plc (d)                    48,000        6,954,000
Schlumberger, Ltd.                               57,300        6,825,863
                                                             ------------
                                                              17,856,113

DIVERSIFIED-1.3%
Tyco International, Ltd.                        185,400       11,772,900

CAPITAL GOODS-0.5%
ELECTRICAL EQUIPMENT-0.5%
General Electric Co.                             75,000        4,528,125

Total Common Stocks (cost $652,962,359)                      864,109,948


6



                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

                                               PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)          VALUE
-------------------------------------------------------------------------

SHORT-TERM INVESTMENTS-2.7%
COMMERCIAL PAPER-2.7%
General Electric Capital Corp. 5.65%,
  6/02/97 (amortized cost $24,326,182)          $24,330     $ 24,326,182

TOTAL INVESTMENTS-99.8%
  (cost $677,288,541)                                       $888,436,130
Other assets less liabilities-0.2%                             2,101,327

NET ASSETS-100%                                             $890,537,457


(a)  Non-income producing security.

(b)  Country of origin--Sweden.

(c)  Country of origin--Finland.

(d)  Country of origin--United Kingdom.

     Glossary:
     ADR - American depository receipt

     See notes to financial statements.


7



STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997 (UNAUDITED)                           ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $677,288,541)         $888,436,130
  Cash                                                                     365
  Receivable for capital stock sold                                  6,192,871
  Dividends receivable                                                 243,000
  Deferred organization expenses                                        16,500
  Prepaid expenses                                                      23,478
  Total assets                                                     894,912,344

LIABILITIES
  Payable for investment securities purchased                        1,810,323
  Payable for capital stock redeemed                                 1,110,202
  Advisory fee payable                                                 714,145
  Distribution fee payable                                             571,025
  Accrued expenses and other liabilities                               169,192
  Total liabilities                                                  4,374,887

NET ASSETS                                                        $890,537,457

COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $     46,676
  Additional paid-in capital                                       637,210,497
  Accumulated net investment loss                                   (3,098,586)
  Accumulated net realized gain on investments                      45,231,281
  Net unrealized appreciation of investments                       211,147,589
                                                                  $890,537,457

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($215,463,644/
    11,045,062 shares of capital stock issued and outstanding)          $19.51
  Sales charge--4.25% of public offering price                             .87
  Maximum offering price                                                $20.38

  CLASS B SHARES
  Net asset value and offering price per share ($550,297,122/
    29,097,399 shares of capital stock issued and outstanding)          $18.91

  CLASS C SHARES
  Net asset value and offering price per share ($91,551,362/
    4,834,077 shares of capital stock issued and outstanding)           $18.94

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($33,225,329 / 1,699,377 shares of capital stock issued
    and outstanding)                                                    $19.55


See notes to financial statements.


8



STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)          ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes
    withheld of $64,669)                           $3,753,443
  Interest                                            584,382     $  4,337,825

EXPENSES
  Advisory fee                                      3,609,151
  Distribution fee - Class A                          304,777
  Distribution fee - Class B                        2,258,238
  Distribution fee - Class C                          350,625
  Transfer agency                                     496,763
  Registration                                         90,125
  Custodian                                            79,155
  Administrative                                       67,500
  Printing                                             49,873
  Audit and legal                                      47,885
  Amortization of organization expenses                31,690
  Directors' fees                                      14,000
  Taxes                                                12,827
  Miscellaneous                                        23,802
  Total expenses                                                     7,436,411
  Net investment loss                                               (3,098,586)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions                      45,823,328
  Net change in unrealized appreciation of investments              67,594,524
  Net gain on investments                                          113,417,852

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $110,319,266


See notes to financial statements.


9



STATEMENT OF CHANGES IN NET ASSETS                 ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

                                               SIX MONTHS ENDED   YEAR ENDED
                                                 MAY 31, 1997    NOVEMBER 30,
                                                 (UNAUDITED)        1996
                                               ---------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment loss                            $ (3,098,586)  $ (3,627,229)
  Net realized gain on investment transactions     45,823,328     41,215,867
  Net change in unrealized appreciation
    of investments                                 67,594,524     83,009,880
  Net increase in net assets from operations      110,319,266    120,598,518

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class A                                       (10,426,404)    (5,922,043)
    Class B                                       (25,045,493)   (19,710,627)
    Class C                                        (3,698,397)    (1,909,603)
    Advisor Class                                    (115,497)            -0-

CAPITAL STOCK TRANSACTIONS
  Net increase                                    180,381,012    214,933,808
  Total increase                                  251,414,487    307,990,053

NET ASSETS
  Beginning of year                               639,122,970    331,132,917
  End of period                                  $890,537,457   $639,122,970


See notes to financial statements.


10



NOTES TO FINANCIAL STATEMENTS
MAY 31, 1997 (UNAUDITED)                           ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Premier Growth Fund, Inc. (the "Fund"), organized as a Maryland corporation on July 9, 1992, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares purchased on or after July 1, 1996, are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Securities traded on national securities exchanges are valued at the last reported sales price, or, if no sale occurred, at the mean of the bid and asked price at the close of such exchange. Over-the-counter securities not traded on national securities exchanges are valued at the closing bid price. Debt securities are valued at the mean of the bid and asked price except that debt securities maturing within 60 days are valued at amortized cost which approximates market value. Securities for which current market quotations are not readily available (including investments which are subject to limitations as to their sale) are valued at their fair value as determined in good faith by the Board of Directors.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $316,110 have been deferred and are being amortized on a straight-line basis through September, 1997.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Fund accretes discount on debt securities owned. Investment gains and losses are determined on the identified cost basis.

4. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations.

For federal income tax purposes, the Fund's distributions of income and capital gains are subject to recharacterization, which may include a tax return of capital, at the end of the year to reflect the final investment results for that year.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser") an advisory fee at an annual rate of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $67,500 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by


11



NOTES TO FINANCIAL STATEMENTS (CONTINUED)          ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

the Adviser for the six months ended May 31, 1997. The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $342,097 for the six months ended May 31, 1997.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $64,376 from the sale of Class A shares and $228, $297,940 and $14,996 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 1997.

Brokerage commissions paid on investment transactions for the six months ended May 31, 1997, amounted to $657,119, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser nor to DLJ directly.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50 of 1% of the average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. There is no distribution fee on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $12,185,741 and $834,524, for Class B and C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $475,937,922 and $335,355,859, respectively, for the six months ended May 31, 1997. There were no purchases or sales of U.S. government or government agency obligations for the six months ended May 31, 1997.

At May 31, 1997 the cost of investments for federal income tax purposes was $678,850,573. Accordingly, gross unrealized appreciation of investments was $213,758,159 and gross unrealized depreciation of investments was $4,172,602 resulting in net unrealized appreciation of $209,585,557.


NOTE E:ACQUISITION OF ALLIANCE COUNTERPOINT FUND
On March 22, 1996, the Fund acquired all of the assets and certain liabilities of Alliance Counterpoint Fund ("Counterpoint") pursuant to a plan of acquisition approved by the shareholders of the Fund on February 29, 1996. The acquisition was accomplished by a tax-free exchange of 2,527,242 shares of the Fund for 2,310,177 shares of Counterpoint on March 22, 1996. The aggregate net assets of the Fund and Counterpoint immediately before the acquisition were $417,543,018 and $38,613,769 respectively. Of Counterpoint's total net assets of $38,613,769, $16,595,716 was related to unrealized appreciation of investment transactions. Immediately after the acquisition, the combined net assets of the Fund amounted to $456,156,787.


12



                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

NOTE F: CAPITAL STOCK
There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each Class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                        AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     MAY 31, 1997   NOVEMBER 30,  MAY 31, 1997    NOVEMBER 30,
                      (UNAUDITED)       1996       (UNAUDITED)        1996
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            2,718,134     4,320,321    $ 48,130,061    $ 66,548,324
Shares issued in
  reinvestment of
  distributions          537,727       382,395       8,765,027       5,537,079
Shares issued in
  connection with
  the acquisition
  of Alliance
  Counterpoint Fund           -0-    2,358,660              -0-     19,714,212
Shares converted
  from Class B           809,192       775,326      14,715,173      12,236,562
Shares redeemed       (2,635,897)   (2,718,348)    (46,120,802)    (41,968,817)
Net increase           1,429,156     5,118,354    $ 25,489,459    $ 62,067,360

CLASS B
Shares sold            7,450,450    11,059,187    $128,957,352    $166,656,584
Shares issued in
  reinvestment of
  distributions        1,184,616     1,010,144      18,776,095      14,344,050
Shares issued in
  connection with
  the acquisition
  of Alliance
  Counterpoint Fund           -0-      122,630              -0-      1,653,071
Shares converted
  to Class A            (834,026)     (793,985)    (14,715,173)    (12,236,562)
Shares redeemed       (1,772,859)   (3,389,077)    (29,952,352)    (51,382,097)
Net increase           6,028,181     8,008,899    $103,065,922    $119,035,046

CLASS C
Shares sold            1,813,455     2,912,986    $ 31,415,894    $ 43,855,129
Shares issued in
  reinvestment of
  distributions          140,379        73,916       2,227,821       1,050,350
Shares issued in
  connection with
  the acquisition
  of Alliance
  Counterpoint Fund           -0-       45,952              -0-        650,770
Shares redeemed         (551,964)     (907,459)     (9,497,115)    (13,527,197)
Net increase           1,401,870     2,125,395    $ 24,146,600    $ 32,029,052


13



NOTES TO FINANCIAL STATEMENTS (CONTINUED)          ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                     SIX MONTHS       OCT. 2,      SIX MONTHS        OCT. 2,
                        ENDED           1996(A)      ENDED           1996(A)
                     MAY 31, 1997    TO NOV. 30,  MAY 31, 1997     TO NOV. 30,
                     (UNAUDITED)        1996      (UNAUDITED)         1996
                     ------------  ------------  --------------  --------------
ADVISOR CLASS
Shares sold            1,624,225       106,845    $ 28,240,807    $  1,802,350
Shares issued in
   reinvestment of
  distributions            7,030            -0-        114,668              -0-
Shares redeemed          (38,723)           -0-       (676,444)             -0-
Net increase           1,592,532       106,845    $ 27,679,031    $  1,802,350


(a)  Commencement of distribution.


14



FINANCIAL HIGHLIGHTS                               ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               CLASS A
                                            -----------------------------------------------------------------------------------
                                            SIX MONTHS                                                         SEPTEMBER 28,
                                               ENDED                                                              1992(A)
                                              MAY 31,                       YEAR ENDED NOVEMBER 30,                 TO
                                               1997        ---------------------------------------------------  NOVEMBER 30,
                                            (UNAUDITED)        1996         1995         1994         1993         1992
                                            -------------  ------------  -----------  -----------  -----------  --------------
Net asset value, beginning of period          $17.98         $16.09       $11.41       $11.78       $10.79       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                    (.03)(b)       (.04)(b)     (.03)        (.09)        (.05)         .01
Net realized and unrealized gain (loss)
  on investments                                2.64           3.20         5.38         (.28)        1.05          .78
Net increase (decrease) in net asset
  value from operations                         2.61           3.16         5.35         (.37)        1.00          .79

LESS: DIVIDEND AND DISTRIBUTIONS
Dividends from net investment income              -0-            -0-          -0-          -0-        (.01)          -0-
Distributions from net realized gains          (1.08)         (1.27)        (.67)          -0-          -0-          -0-
Total dividends and distributions              (1.08)         (1.27)        (.67)          -0-        (.01)          -0-
Net asset value, end of period                $19.51         $17.98       $16.09       $11.41       $11.78       $10.79

TOTAL RETURN
Total investment return based on
  net asset value (c)                          15.70%         21.52%       49.95%       (3.14)%       9.26%        7.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $215,464       $172,870      $72,366      $35,146      $40,415       $4,893
Ratio of expenses to average net assets         1.57%(d)       1.65%        1.75%        1.96%        2.18%        2.17%(d)(e)
Ratio of net investment income (loss)
  to average net assets                         (.36)%(d)      (.27)%       (.28)%       (.67)%       (.61)%        .91%(d)(e)
Portfolio turnover rate                           47%            95%         114%          98%          68%          -0-%
Average commission rate (f)                   $.0598         $.0651           --           --           --           --


See footnote summary on page 18.


15



FINANCIAL HIGHLIGHTS (CONTINUED)                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS B
                                            -----------------------------------------------------------------------------------
                                            SIX MONTHS                                                           SEPTEMBER 28,
                                               ENDED                                                                1992(A)
                                              MAY 31,                     YEAR ENDED NOVEMBER 30,                     TO
                                               1997        ---------------------------------------------------    NOVEMBER 30,
                                             (UNAUDITED)       1996          1995         1994         1993          1992
                                            -------------  ------------  -----------  -----------  -----------  ---------------
Net asset value, beginning of period          $17.52         $15.81        $11.29       $11.72       $10.79       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.09)(b)       (.14)(b)      (.11)        (.15)        (.10)          -0-
Net realized and unrealized gain
  (loss) on investments                         2.56           3.12          5.30         (.28)        1.03          .79
Net increase (decrease) in net asset
  value from operations                         2.47           2.98          5.19         (.43)         .93          .79

LESS: DISTRIBUTIONS
Distributions from net realized gains          (1.08)         (1.27)         (.67)          -0-          -0-          -0-
Net asset value, end of period                $18.91         $17.52        $15.81       $11.29       $11.72       $10.79

TOTAL RETURN
Total investment return based on net
  asset value (c)                              15.29%         20.70%        49.01%       (3.67)%       8.64%        7.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $550,297       $404,137      $238,088     $139,988     $151,600      $19,941
Ratio of expenses to average net assets         2.26%(d)       2.32%         2.43%        2.47%        2.70%        2.68%(d)(e)
Ratio of net investment income (loss)
  to average net assets                        (1.05)%(d)      (.94)%        (.95)%      (1.19)%      (1.14)%        .35%(d)(e)
Portfolio turnover rate                           47%            95%          114%          98%          68%          -0-%
Average commission rate (f)                   $.0598         $.0651            --           --           --           --


See footnote summary on page 18.


16



                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        CLASS C
                                            ------------------------------------------------------------------
                                             SIX MONTHS                                             MAY 3,
                                                ENDED                                               1993(G)
                                               MAY 31,            YEAR ENDED NOVEMBER 30,             TO
                                                1997       -------------------------------------    NOV. 30,
                                            (UNAUDITED)       1996         1995         1994         1993
                                            -------------  -----------  -----------  -----------  ------------
Net asset value, beginning of period          $17.54        $15.82       $11.30       $11.72       $10.48

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.09)(b)      (.14)(b)     (.08)        (.09)        (.05)
Net realized and unrealized gain
  (loss) on investments                         2.57          3.13         5.27         (.33)        1.29
Net increase (decrease) in net asset
  value from operations                         2.48          2.99         5.19         (.42)        1.24

LESS:DISTRIBUTIONS
Distributions from net realized gains          (1.08)        (1.27)        (.67)          -0-          -0-
Net asset value, end of period                $18.94        $17.54       $15.82       $11.30       $11.72

TOTAL RETURN
Total investment return based on
  net asset value (c)                          15.33%        20.76%       48.96%       (3.58)%      11.83%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $91,551       $60,194      $20,679       $7,332       $3,899
Ratio of expenses to average net assets         2.25%(d)      2.32%        2.42%        2.47%        2.79%(d)
Ratio of net investment loss to
  average net assets                           (1.05)%(d)     (.94)%       (.97)%      (1.16)%      (1.35)%(d)
Portfolio turnover rate                           47%           95%         114%          98%          68%
Average commission rate (f)                   $.0598        $.0651           --           --           --


See footnote summary on page 18.


17



FINANCIAL HIGHLIGHTS (CONTINUED)                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                        ADVISOR CLASS
                                               -------------------------------
                                                  SIX MONTHS      OCTOBER 2,
                                                    ENDED           1996(G)
                                                   MAY 31,            TO
                                                    1997          NOVEMBER 30,
                                                 (UNAUDITED)         1996
                                                -------------    -------------
Net asset value, beginning of period                 $17.99          $15.94

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                (.02)           (.01)
Net realized and unrealized
  gain on investments                                  2.66            2.06
Net increase in net asset
  value from operations                                2.64            2.05

LESS: DISTRIBUTIONS
Distributions from net realized gains                 (1.08)             -0-
Net asset value, end of period                       $19.55          $17.99

TOTAL RETURN
Total investment return based
  on net asset value (c)                              15.87%          12.86%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)           $33,225          $1,922
Ratio of expenses to average net assets (d)            1.28%           1.50%
Ratio of net investment loss to
  average net assets (d)                               (.30)%          (.48)%
Portfolio turnover rate                                  47%             95%
Average commission rate                              $.0598          $.0651


(a)  Commencement of operations.

(b)  Based on average shares oustanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e) If the Fund had borne all expenses, the expense ratios would have been 3.33% and 3.78% for Class A and Class B shares, respectively. The net investment loss ratios would have been (.25)% and (.75)%, for Class A and Class B, respectively.

(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

(g)  Commencement of distribution.


18



                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
ALFRED HARRISON, EXECUTIVE VICE PRESIDENT
KATHLEEN CORBET, SENIOR VICE PRESIDENT
THOMAS BARDONG, VICE PRESIDENT
DANIEL V. PANKER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036-2798

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.

     The financial information included therein is taken from the records of the Fund without audit by independent accountants who do not express an opinion thereon.


19



ALLIANCE PREMIER GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

APGSR